Filed with the Securities and Exchange Commission on September 2, 2022.

REGISTRATION NO. 333-182796

REGISTRATION NO. 811-22651

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No.13	☒
AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No.149	☒

(Check appropriate box or boxes)

SEPARATE ACCOUNT NO. 70

(Exact Name of Registrant)

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

(Name of Depositor)

1290 Avenue of the Americas, New York, New York 10104

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code: (212) 554-1234

SHANE DALY

VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL

Equitable Financial Life Insurance Company

1290 Avenue of the Americas, New York, New York 10104

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	On (date) pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

Units of interest in Separate Account under variable annuity contracts.

This Post-Effective Amendment No. 13 (“PEA”) to the Form N-4 Registration Statement No. 333-182796 (“Registration Statement”) of Equitable Financial Life Insurance Company (“Equitable Financial”) and its Separate Account No. 70 is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Supplement and Part C. This Post-Effective Amendment No. 13 incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 12, filed on April 22, 2022.

Equitable Financial Life Insurance Company

Supplement dated September 2, 2022 to the current variable annuity prospectuses for:

•	Retirement Cornerstone® Series
•	Retirement Cornerstone® Series 11.0

This Supplement updates certain information in the Appendix listing available Portfolio Companies in the most recent prospectuses, initial summary prospectuses and updating summary prospectuses for variable annuity contracts and in any supplements to those prospectuses, initial summary prospectuses and updating summary prospectuses (collectively, the “Prospectuses”). This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain Portfolio substitutions. As is applicable to your contract, please note the following:

(1)	Substitution of Underlying Portfolio Shares

On or about November 11, 2022 (the “Substitution Date”), pursuant to the terms of your variable annuity contract and consistent with the terms and conditions of the U.S. Securities and Exchange Commission’s statement on insurance product fund substitutions, shares of the Replacement Portfolios listed in the table below will be substituted for shares of the corresponding Removed Portfolios listed opposite their names at relative net asset value. Each of the Removed Portfolios currently serves as an underlying Portfolio for a variable investment option. At the time of the substitution, each impacted variable investment option will change its name to correspond to the Replacement Portfolio name. We will automatically direct any contributions, allocation elections, rebalancing or other transaction made using the old variable investment option name to the applicable new variable investment option name. Until each substitution occurs, the variable investment option that invests in the underlying portfolio being substituted will be available for investment. You may continue to transfer your account value among the investment options prior to the substitution, as usual, including choosing to transfer your account value in an impacted variable investment option to other investment options under your contract. Once each substitution occurs, the variable investment option that invests in the underlying portfolio that was substituted will no longer be available for investment and the remaining account value in the Removed Portfolio will be transferred to the Replacement Portfolio. You are permitted to make transfers out of each Removed Portfolio to one or more other Portfolios.

Note: We will not exercise any rights reserved by us under the contract to impose additional restrictions on transfers until at least 30 days after the Substitution Date, and any transfers out of a Replacement Portfolio during the 30-day period following the Substitution Date will not count against any limited number of transfers or a limited number of transfers permitted without a transfer charge, as applicable. Please contact the customer service center referenced in your Prospectus for more information about your variable investment options and for information on how to transfer your account value.

The Removed Portfolios (current underlying Portfolios) and corresponding Replacement Portfolios (new underlying Portfolios) are:

Removed Portfolio		Replacement Portfolio
7Twelve Balanced Portfolio	will be substituted for:	EQ/All Asset Growth Allocation Portfolio†
American Century VP Large Company Value Fund	will be substituted for:	EQ/Large Cap Value Index Portfolio
Delaware Ivy VIP Global Equity Income	will be substituted for:	EQ/Franklin Rising Dividends Portfolio
Delaware Ivy VIP Natural Resources	will be substituted for:	1290 VT Natural Resources Portfolio
Delaware Ivy VIP Small Cap Growth	will be substituted for:	EQ/AB Small Cap Growth Portfolio
Franklin Mutual Shares VIP Fund	will be substituted for:	EQ/JPMorgan Value Opportunities Portfolio
Guggenheim VIF Multi-Hedge Strategies Fund	will be substituted for:	1290 VT Multi-Alternative Strategies Portfolio
Invesco V.I. American Franchise Fund	will be substituted for:	EQ/Large Cap Growth Index Portfolio
Lord Abbett Series Fund Growth Opportunities Portfolio	will be substituted for:	EQ/Janus Enterprise Portfolio
Templeton Foreign VIP Fund	will be substituted for:	EQ/International Equity Index Portfolio
Templeton Growth VIP Fund	will be substituted for:	1290 VT SmartBeta Equity ESG Portfolio

†    EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” in the prospectus for more information regarding volatility management.

RC 1, RC 11/Inforce/Mailing	Catalog No. 164731
IM-83-22(8/22)	#393779

For some period of time after each substitution occurs, you may still receive correspondence or documents using the corresponding substituted fund name.

Note: You will not bear any of the expenses related to the substitutions, and the substitution will have no tax consequences for you.

(2)	New Variable Investment Options

On or about November 11, 2022, pursuant to the terms of your variable annuity contract and consistent with the terms and conditions of the U.S. Securities and Exchange Commission’s statement on insurance product fund substitutions, the following variable investment options and corresponding underlying fund portfolios will be available in the corresponding products:

•	1290 VT Multi-Alternative Strategies

Therefore, the following information has been added to the “Portfolio Companies available under the contract” in the Prospectus:

Affiliated Portfolio Companies:

		Current Expenses	Average Annual Total Returns (as of 12/31/2021)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable		1 year	5 year	10 year
Specialty	1290 VT Multi-Alternative Strategies — EIMG	1.59%^	3.09%	—	—

^	This Portfolio’s annual expenses reflect temporary fee reductions.

(3)

New Investment options (Portfolio fees and expenses) “Maximum”, Annual Portfolio Expenses and Appendix: Hypothetical illustrations for Retirement Cornerstone® Series and Retirement Cornerstone® Series 11.0 Contracts Only

A.

Investment options (Portfolio fees and expenses) and Investment options (Portfolio fees and expenses) and Annual Portfolio Expenses for Retirement Cornerstone® Series and Retirement Cornerstone® Series 11.0

(i)

The chart in “Ongoing Fees and Expenses (annual charges)” under “ Important information you should consider about the contract”, the “Investment options (Portfolio fees and expenses) Maximum” is deleted in its entirety and replaced with 2.57%.

(ii)	The “Annual Portfolio Expenses” in the Prospectuses below are replaced in their entirety with the following:

Annual Portfolio Expenses	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses)(*)	0.56%	2.57%
Annual Portfolio Expenses after Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses)(*)	0.55%	2.05%

(*)

“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2023 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2023. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

B.	Appendix: Hypothetical illustrations for Retirement Cornerstone® Series and Retirement Cornerstone® Series 11.0 contracts

(i)	The “Appendix: Hypothetical illustrations” for Retirement Cornerstone® Series contracts in the Prospectus below are replaced in their entirety with the following:

Appendix: Hypothetical illustrations

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS

The following tables illustrate the changes in account values (Non-Guaranteed benefit account value and Guaranteed benefit account value), cash value and the values of the “Greater of” death benefit, the Guaranteed income benefit (“GIB”), and the Annual withdrawal amount, under certain hypothetical circumstances for the Retirement Cornerstone® Series contracts (Series B, Series L, Series CP® and Series C). The tables illustrate the operation of the contract based on a male, issue age 65, who makes a single $100,000 contribution and takes no withdrawals. Also, the tables illustrate that $60,000 is allocated to the Guaranteed benefit variable investment options, and $40,000 is allocated to the Non-Guaranteed benefit variable investment options. The amounts shown are for the beginning of each contract year and assume that all of the account values are invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying Portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.18)% and 3.82% for the Series B Guaranteed benefit variable investment options and (2.38)% and 3.62% for the Series B Non-Guaranteed benefit variable investment options; (2.53)% and 3.47% for the Series L Guaranteed benefit variable investment options and 2.73)% and 3.27% for the Series L Non-Guaranteed benefit variable investment options; (2.43)% and 3.57% for the Series CP® Guaranteed benefit variable investment options and (2.63)% and 3.37% for the Series CP® Non-Guaranteed benefit variable investment options; (2.58)% and 3.42% for the Series C Guaranteed benefit variable investment options and (2.78)% and 3.22% for the Series C Non-Guaranteed benefit variable investment options at the 0% and 6% gross annual rates, respectively.

These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your Guaranteed benefit account value annually for the “Greater of” death benefit and GIB features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect the following contract charges: the “Greater of” death benefit and GIB and any applicable administrative charge and withdrawal charge.

The values shown under “Next Year’s Annual withdrawal amount” for ages 70 through 95 reflect the Annual withdrawal amount available without reducing the “Greater of” death benefit base or GIB benefit base. A “0” under the Guaranteed benefit account value column at age 95 indicates that the “Greater of” death benefit has terminated due to insufficient account value. However, the Lifetime GIB payments under the GIB have begun, and the owner is receiving lifetime payments.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.3% for the Guaranteed benefit variable investment options (for each Series) and of 0.56% for the Non-Guaranteed benefit variable investment options (for each Series), (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.34% for the Guaranteed benefit variable investment options (for each Series) and 0.27% for the Non-Guaranteed benefit variable investment options (for each Series) and (3) 12b-1 fees equivalent to an effective annual rate of 0.25% for the Guaranteed benefit variable investment options (for each Series) and 0.24% for the Non-Guaranteed benefit variable investment options (for each Series). These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the Guaranteed benefit variable investment options and Non-Guaranteed benefit variable investment options, respectively. The actual rates associated with any contract will vary depending upon the actual allocation of the Total account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the prospectuses for the underlying portfolios. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.

Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Please note that in certain states, we apply annuity purchase factors that are not based on the sex of the annuitant. Upon request, we will furnish you with a personalized illustration.

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED BENEFITS

Variable Deferred Annuity

Retirement Cornerstone® - Series B

$100,000 single contribution and no withdrawals

Male, issue age 65

Benefits:

“Greater of” death benefit

Guaranteed income benefit

								Protect		Guarantee

Age	Contract Year	Non-Guaranteed Benefit Account Value		Guaranteed Benefit Account Value		Cash Value(+)		“Greater of” Death Benefit		GIB Benefit Base		Next Year’s Annual withdrawal amount
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%	0%		6%
65	0	40,000	40,000	60,000	60,000	93,000	93,000	60,000	60,000	60,000	60,000		0		0
66	1	39,048	41,448	57,569	61,169	89,617	95,617	62,400	62,400	62,400	62,400		2,496		2,496
67	2	38,119	42,948	55,146	62,337	86,264	98,286	64,896	64,896	64,896	64,896		2,596		2,596
68	3	37,211	44,503	52,729	63,504	83,940	102,007	67,492	67,492	67,492	67,492		2,700		2,700
69	4	36,326	46,114	50,316	64,666	80,642	104,780	70,192	70,192	70,192	70,192		2,808		2,808
70	5	35,461	47,783	47,905	65,822	78,366	108,606	72,999	72,999	72,999	72,999		2,920		2,920
71	6	34,617	49,513	45,494	66,970	77,111	113,484	75,919	75,919	75,919	75,919		3,037		3,037
72	7	33,793	51,306	43,081	68,107	75,874	118,413	78,956	78,956	78,956	78,956		3,158		3,158
73	8	32,989	53,163	40,664	69,231	73,653	122,394	82,114	82,114	82,114	82,114		3,285		3,285
74	9	32,204	55,087	38,240	70,338	70,444	125,426	85,399	85,399	85,399	85,399		3,416		3,416
75	10	31,438	57,082	35,808	71,427	67,245	128,508	88,815	88,815	88,815	88,815		3,553		3,553
80	15	27,870	68,189	23,435	76,461	51,306	144,649	108,057	108,057	108,057	108,057		4,322		4,322
85	20	24,678	81,458	10,483	80,433	35,161	161,890	131,467	131,467	131,467	131,467		5,259		5,259
90	25	21,874	97,308	0	83,456	21,874	180,764	0	131,467	0	159,950	*$	7,690		6,398
95	30	19,389	116,243	0	85,549	19,389	201,792	0	131,467	0	194,604		7,690	**$	11,676
(+)	The cash Values shown are equal to the Total account value, less any applicable withdrawal changes.
*	Payments of $7,690 will continue as lifetime payments
**	Payments of at least $11,676 will continue as lifetime payments

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and Guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED BENEFITS

Variable Deferred Annuity

Retirement Cornerstone® - Series L

$100,000 single contribution and no withdrawals

Male, issue age 65

Benefits:

“Greater of” death benefit

Guaranteed income benefit

								Protect		Guarantee

Age	Contract Year	Non-Guaranteed Benefit Account Value		Guaranteed Benefit Account Value		Cash Value(+)		“Greater of” Death Benefit		GIB Benefit Base		Next Year’s Annual withdrawal amount
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%	0%		6%
65	0	40,000	40,000	60,000	60,000	92,000	92,000	60,000	60,000	60,000	60,000		0		0
66	1	38,908	41,308	57,359	60,959	88,267	94,267	62,400	62,400	62,400	62,400		2,496		2,496
67	2	37,846	42,659	54,739	61,906	85,585	97,565	64,896	64,896	64,896	64,896		2,596		2,596
68	3	36,813	44,054	52,140	62,839	82,952	100,893	67,492	67,492	67,492	67,492		2,700		2,700
69	4	35,808	45,494	49,557	63,756	80,365	104,251	70,192	70,192	70,192	70,192		2,808		2,808
70	5	34,830	46,982	46,989	64,655	81,819	111,637	72,999	72,999	72,999	72,999		2,920		2,920
71	6	33,879	48,518	44,434	65,532	78,313	114,050	75,919	75,919	75,919	75,919		3,037		3,037
72	7	32,954	50,105	41,889	66,384	74,843	116,489	78,956	78,956	78,956	78,956		3,158		3,158
73	8	32,055	51,743	39,351	67,210	71,405	118,953	82,114	82,114	82,114	82,114		3,285		3,285
74	9	31,180	53,435	36,818	68,005	67,998	121,440	85,399	85,399	85,399	85,399		3,416		3,416
75	10	30,328	55,183	34,288	68,766	64,616	123,949	88,815	88,815	88,815	88,815		3,553		3,553
80	15	26,378	64,815	21,586	71,928	47,965	136,742	108,057	108,057	108,057	108,057		4,322		4,322
85	20	22,965	76,128	8,554	73,592	31,519	149,719	131,467	131,467	131,467	131,467		5,259		5,259
90	25	19,993	89,416	0	73,811	19,993	163,227	0	131,467	0	159,950	*$	7,690		6,398
95	30	17,405	105,023	0	72,528	17,405	177,551	0	131,467	0	194,604		7,690	**$	11,676
(+)	The cash Values shown are equal to the Total account value, less any applicable withdrawal changes.
*	Payments of $7,690 will continue as lifetime payments
**	Payments of at least $11,676 will continue as lifetime payments

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and Guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED BENEFITS

Variable Deferred Annuity

Retirement Cornerstone - Series CP®

$100,000 single contribution and no withdrawals

Male, issue age 65

Benefits:

“Greater of” death benefit

Guaranteed income benefit

								Protect		Guarantee

Age	Contract Year	Non-Guaranteed Benefit Account Value		Guaranteed Benefit Account Value		Cash Value(+)		“Greater of” Death Benefit		GIB Benefit Base		Next Year’s Annual withdrawal amount
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%	0%		6%
65	0	41,600	41,600	62,400	62,400	96,000	96,000	60,000	60,000	60,000	60,000		0		0
66	1	40,506	43,002	59,760	63,495	92,266	98,497	62,400	63,485	62,400	62,400		2,496		2,496
67	2	39,441	44,451	57,140	64,593	88,581	101,044	64,896	64,896	64,896	64,896		2,596		2,596
68	3	38,403	45,949	54,537	65,684	85,940	104,634	67,492	67,492	67,492	67,492		2,700		2,700
69	4	37,393	47,498	51,948	66,766	83,341	108,264	70,192	70,192	70,192	70,192		2,808		2,808
70	5	36,410	49,098	49,372	67,836	80,782	111,934	72,999	72,999	72,999	72,999		2,920		2,920
71	6	35,452	50,753	46,806	68,891	78,258	115,644	75,919	75,919	75,919	75,919		3,037		3,037
72	7	34,520	52,463	44,247	69,929	75,767	119,392	78,956	78,956	78,956	78,956		3,158		3,158
73	8	33,612	54,231	41,694	70,947	73,306	123,179	82,114	82,114	82,114	82,114		3,285		3,285
74	9	32,728	56,059	39,143	71,943	70,871	127,002	85,399	85,399	85,399	85,399		3,416		3,416
75	10	31,867	57,948	36,594	72,913	68,461	130,861	88,815	88,815	88,815	88,815		3,553		3,553
80	15	27,891	68,393	23,764	77,246	51,655	145,638	108,057	108,057	108,057	108,057		4,322		4,322
85	20	24,382	80,720	10,557	80,320	34,938	161,040	131,467	131,467	131,467	131,467		5,259		5,259
90	25	21,336	95,270	0	82,225	21,336	177,495	0	131,467	0	159,950	*$	7,690		6,398
95	30	18,670	112,442	0	82,950	18,670	195,392	0	131,467	0	194,604		7,690	**$	11,676
(+)	The cash Values shown are equal to the Total account value, less any applicable withdrawal changes.
*	Payments of $7,690 will continue as lifetime payments
**	Payments of at least $11,676 will continue as lifetime payments

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and Guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED BENEFITS

Variable Deferred Annuity

Retirement Cornerstone® - Series C

$100,000 single contribution and no withdrawals

Male, issue age 65

Benefits:

“Greater of” death benefit

Guaranteed income benefit

								Protect		Guarantee

Age	Contract Year	Non-Guaranteed Benefit Account Value		Guaranteed Benefit Account Value		Cash Value(+)		“Greater of” Death Benefit		GIB Benefit Base		Next Year’s Annual withdrawal amount
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%	0%		6%
65	0	40,000	40,000	60,000	60,000	100,000	100,000	60,000	60,000	60,000	60,000		0		0
66	1	38,888	41,288	57,329	60,929	96,217	102,217	62,400	62,400	62,400	62,400		2,496		2,496
67	2	37,807	42,617	54,682	61,844	92,489	104,462	64,896	64,896	64,896	64,896		2,596		2,596
68	3	36,756	43,990	52,056	62,745	88,812	106,734	67,492	67,492	67,492	67,492		2,700		2,700
69	4	35,734	45,406	49,449	63,627	85,184	109,033	70,192	70,192	70,192	70,192		2,808		2,808
70	5	34,741	46,868	46,860	64,489	81,600	111,357	72,999	72,999	72,999	72,999		2,920		2,920
71	6	33,775	48,377	44,284	65,328	78,059	113,706	75,919	75,919	75,919	75,919		3,037		3,037
72	7	32,836	49,935	41,720	66,141	74,556	116,076	78,956	78,956	78,956	78,956		3,158		3,158
73	8	31,923	51,543	39,166	66,925	71,089	118,468	82,114	82,114	82,114	82,114		3,285		3,285
74	9	31,036	53,203	36,618	67,677	67,654	120,880	85,399	85,399	85,399	85,399		3,416		3,416
75	10	30,173	54,916	34,075	68,393	64,248	123,309	88,815	88,815	88,815	88,815		3,553		3,553
80	15	26,176	64,345	21,330	71,298	47,506	135,644	108,057	108,057	108,057	108,057		4,322		4,322
85	20	22,730	75,394	8,290	72,652	31,020	148,047	131,467	131,467	131,467	131,467		5,259		5,259
90	25	19,737	88,340	0	72,503	19,737	160,843	0	131,467	0	159,950	*$	7,690		6,398
95	30	17,138	103,508	0	70,783	17,138	174,292	0	131,467	0	194,604		7,690	**$	11,676
(+)	The cash Values shown are equal to the Total account value, less any applicable withdrawal changes.
*	Payments of $7,690 will continue as lifetime payments
**	Payments of at least $11,676 will continue as lifetime payments

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and Guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

(ii)	The “Example and Appendix: Hypothetical illustrations” for Retirement Cornerstone® Series 11.0 contracts in the Prospectus below are replaced in their entirety with the following:

Appendix: Hypothetical illustrations

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS

The following tables illustrate the changes in account values (Investment Performance account value and Protection with Investment Performance account value), cash value and the values of the “Greater of” death benefit, the Guaranteed income benefit (“GIB”), and the Annual withdrawal amount, under certain hypothetical circumstances for the Retirement Cornerstone® Series contracts (Series B, Series L, Series CP®, Series C, and Series ADV). The tables illustrate the operation of the contract based on a male, issue age 65, who makes a single $100,000 contribution and takes no withdrawals. Also, the tables illustrate that $60,000 is allocated to the Protection with Investment Performance variable investment options, and $40,000 is allocated to the Investment Performance variable investment options. The amounts shown are for the beginning of each contract year and assume that all of the account values are invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying Portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.18)% and 3.82% for the Series B Protection with Investment Performance variable investment options and (2.37)% and 3.63% for the Series B Investment Performance variable investment options; (2.53)% and 3.47% for the Series L Protection with Investment Performance variable investment options and (2.72)% and 3.28% for the Series L Investment Performance variable investment options; (2.43)% and 3.57% for the Series CP® Protection with Investment Performance variable investment options and (2.62)% and 3.38% for the Series CP® Investment Performance variable investment options; (2.58)% and 3.42% for the Series C Protection with Investment Performance variable investment options and (2.77)% and 3.23% for the Series C Investment Performance variable investment options ; (1.53)% and 4.47 for the Series ADV Protection with Investment Performance variable investment options and (1.72)% and 4.28% for the Series ADV Investment Performance variable investment options at the 0% and 6% gross annual rates, respectively.

These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your Protection with Investment Performance account value annually for the “Greater of” death benefit and GIB features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect the following contract charges: the “Greater of” death benefit charge, the GIB charge, any applicable administrative charge and withdrawal charge. Please note that charges for the “Greater of” death benefit and GIB are always deducted from the Protection with Investment Performance account value.

The values shown under “Next Year’s Annual withdrawal amount” for ages 70 through 95 reflect the Annual withdrawal amount available without reducing the “Greater of” death benefit base or GIB benefit base. A “0” under the Protection with Investment Performance account value column at age 95 indicates that the “Greater of” death benefit has terminated due to insufficient account value. However, the Lifetime GIB payments under the GIB have begun, and the owner is receiving lifetime payments.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.3% for the Protection with Investment Performance variable investment options (for each Series) and of 0.56% for the Investment Performance variable investment options (for each Series), (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.34% for the Protection with Investment Performance variable investment options (for each Series) and 0.26% for the Investment Performance variable investment options (for each Series) and (3) 12b-1 fees equivalent to an effective annual rate of 0.25% for the Protection with Investment Performance variable investment options (for each Series) and 0.25% for the Investment Performance variable investment options (for each Series). These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the Protection with Investment Performance variable investment options and Investment Performance variable investment options, respectively. The actual rates associated with any contract will vary depending upon the actual allocation of the Total account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the prospectuses for the underlying portfolios. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.

Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Please note that in certain states, we apply annuity purchase factors that are not based on the sex of the annuitant. Upon request, we will furnish you with a personalized illustration.

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED BENEFITS

Variable Deferred Annuity

Retirement Cornerstone® - Series B

$100,000 single contribution and no withdrawals

Male, issue age 65

Benefits:

“Greater of” death benefit

Guaranteed income benefit

								Protect		Guarantee

Age	Contract Year	Investment Performance account value		Protection With Investment Performance account value		Cash Value (+)		“Greater of” death benefit		GIB benefit base		Next Year’s Annual withdrawal amount
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%	0%		6%
65	0	40,000	40,000	60,000	60,000	93,000	93,000	60,000	60,000	60,000	60,000		0		0
66	1	39,052	41,452	57,506	61,106	89,558	95,558	62,400	62,400	62,400	62,400		2,496		2,496
67	2	38,126	42,957	55,020	62,208	86,146	98,164	64,896	64,896	64,896	64,896		2,596		2,596
68	3	37,223	44,516	52,538	63,302	83,761	101,818	67,492	67,492	67,492	67,492		2,700		2,700
69	4	36,341	46,132	50,059	64,386	80,400	104,518	70,192	70,192	70,192	70,192		2,808		2,808
70	5	35,479	47,807	47,581	65,459	78,060	108,265	72,999	72,999	72,999	72,999		2,920		2,920
71	6	34,639	49,542	45,101	66,517	76,740	113,059	75,919	75,919	75,919	75,919		3,037		3,037
72	7	33,818	51,340	42,618	67,558	75,435	117,898	78,956	78,956	78,956	78,956		3,158		3,158
73	8	33,016	53,204	40,128	68,578	73,145	121,782	82,114	82,114	82,114	82,114		3,285		3,285
74	9	32,234	55,135	37,631	69,575	69,865	124,710	85,399	85,399	85,399	85,399		3,416		3,416
75	10	31,470	57,137	35,123	70,545	66,593	127,682	88,815	88,815	88,815	88,815		3,553		3,553
80	15	27,913	68,288	22,342	74,859	50,256	143,147	108,057	108,057	108,057	108,057		4,322		4,322
85	20	24,729	81,615	8,920	77,846	33,649	159,461	131,467	131,467	131,467	131,467		5,259		5,259
90	25	21,931	97,543	0	79,583	21,931	177,126	0	131,467	0	159,950	*$	7,690		6,398
95	30	19,449	116,580	0	80,038	19,449	196,618	0	131,467	0	194,604		7,690	**$	11,676
(+)	The Cash Values shown are equal to the Total account value, less any applicable withdrawal charges.
*	Payments of $7,690 will continue as lifetime payments
**	Payments of at least $11,676 will continue as lifetime payments

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The Protection With Investment Performance Account Value, Investment Performance Account Value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED BENEFITS

Variable Deferred Annuity

Retirement Cornerstone® - Series L

$100,000 single contribution and no withdrawals

Male, issue age 65

Benefits:

“Greater of” death benefit

Guaranteed income benefit

								Protect		Guarantee

Age	Contract Year	Investment Performance account value		Protection With Investment Performance account value		Cash Value (+)		“Greater of” death benefit		GIB benefit base		Next Year’s Annual withdrawal amount
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%	0%		6%
65	0	40,000	40,000	60,000	60,000	92,000	92,000	60,000	60,000	60,000	60,000		0		0
66	1	38,912	41,312	57,296	60,896	88,208	94,208	62,400	62,400	62,400	62,400		2,496		2,496
67	2	37,854	42,667	54,614	61,776	85,467	97,444	64,896	64,896	64,896	64,896		2,596		2,596
68	3	36,824	44,067	51,950	62,638	82,774	100,704	67,492	67,492	67,492	67,492		2,700		2,700
69	4	35,822	45,512	49,302	63,478	80,124	103,990	70,192	70,192	70,192	70,192		2,808		2,808
70	5	34,848	47,005	46,667	64,293	81,515	111,298	72,999	72,999	72,999	72,999		2,920		2,920
71	6	33,900	48,546	44,044	65,082	77,944	113,628	75,919	75,919	75,919	75,919		3,037		3,037
72	7	32,978	50,139	41,430	65,840	74,408	115,979	78,956	78,956	78,956	78,956		3,158		3,158
73	8	32,081	51,783	38,821	66,565	70,902	118,348	82,114	82,114	82,114	82,114		3,285		3,285
74	9	31,208	53,482	36,217	67,252	67,425	120,734	85,399	85,399	85,399	85,399		3,416		3,416
75	10	30,360	55,236	33,613	67,898	63,972	123,134	88,815	88,815	88,815	88,815		3,553		3,553
80	15	26,419	64,909	20,516	70,363	46,935	135,272	108,057	108,057	108,057	108,057		4,322		4,322
85	20	23,013	76,275	7,032	71,086	30,045	147,361	131,467	131,467	131,467	131,467		5,259		5,259
90	25	20,045	89,633	0	70,091	20,045	159,724	0	131,467	0	159,950	*$	7,394		6,398
95	30	17,459	105,329	0	67,283	17,459	172,611	0	131,467	0	194,604		7,394	**$	11,676
(+)	The Cash Values shown are equal to the Total account value, less any applicable withdrawal charges.
*	Payments of $7,394 will continue as lifetime payments
**	Payments of at least $11,676 will continue as lifetime payments

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The Protection With Investment Performance Account Value, Investment Performance Account Value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED BENEFITS

Variable Deferred Annuity

Retirement Cornerstone - Series CP®

$100,000 single contribution and no withdrawals

Male, issue age 65

Benefits:

“Greater of” death benefit

Guaranteed income benefit

								Protect		Guarantee

Age	Contract Year	Investment Performance account value		Protection With Investment Performance account value		Cash Value (+)		“Greater of” death benefit		GIB benefit base		Next Year’s Annual withdrawal amount
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%	0%		6%
65	0	41,600	41,600	62,400	62,400	96,000	96,000	60,000	60,000	60,000	60,000		0		0
66	1	40,510	43,006	59,698	63,432	92,208	98,438	62,400	63,423	62,400	62,400		2,496		2,496
67	2	39,449	44,460	57,014	64,464	88,463	100,924	64,896	64,896	64,896	64,896		2,596		2,596
68	3	38,415	45,962	54,347	65,483	85,762	104,445	67,492	67,492	67,492	67,492		2,700		2,700
69	4	37,409	47,516	51,692	66,487	83,101	108,003	70,192	70,192	70,192	70,192		2,808		2,808
70	5	36,429	49,122	49,049	67,474	80,478	111,596	72,999	72,999	72,999	72,999		2,920		2,920
71	6	35,474	50,782	46,415	68,440	77,889	115,222	75,919	75,919	75,919	75,919		3,037		3,037
72	7	34,545	52,499	43,787	69,383	75,332	118,882	78,956	78,956	78,956	78,956		3,158		3,158
73	8	33,640	54,273	41,163	70,300	72,802	122,573	82,114	82,114	82,114	82,114		3,285		3,285
74	9	32,758	56,108	38,540	71,187	70,298	126,295	85,399	85,399	85,399	85,399		3,416		3,416
75	10	31,900	58,004	35,916	72,041	67,816	130,045	88,815	88,815	88,815	88,815		3,553		3,553
80	15	27,934	68,492	22,687	75,671	50,621	144,163	108,057	108,057	108,057	108,057		4,322		4,322
85	20	24,432	80,877	9,024	77,791	33,455	158,668	131,467	131,467	131,467	131,467		5,259		5,259
90	25	21,391	95,501	0	78,462	21,391	173,963	0	131,467	0	159,950	*$	7,690		6,398
95	30	18,728	112,769	0	77,630	18,728	190,399	0	131,467	0	194,604		7,690	**$	11,676
(+)	The Cash Values shown are equal to the Total account value, less any applicable withdrawal charges.
*	Payments of $7,690 will continue as lifetime payments
**	Payments of at least $11,676 will continue as lifetime payments

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The Protection With Investment Performance Account Value, Investment Performance Account Value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED BENEFITS

Variable Deferred Annuity

Retirement Cornerstone® - Series C

$100,000 single contribution and no withdrawals

Male, issue age 65

Benefits:

“Greater of” death benefit

Guaranteed income benefit

								Protect		Guarantee

Age	Contract Year	Investment Performance account value		Protection with Investment Performance account value		Cash Value (+)		“Greater of” death benefit		GIB benefit base		Next Year’s Annual withdrawal amount
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%	0%		6%
65	0	40,000	40,000	60,000	60,000	100,000	100,000	60,000	60,000	60,000	60,000		0		0
66	1	38,892	41,292	57,266	60,866	96,158	102,158	62,400	62,400	62,400	62,400		2,496		2,496
67	2	37,815	42,626	54,556	61,715	92,371	104,341	64,896	64,896	64,896	64,896		2,596		2,596
68	3	36,767	44,003	51,866	62,543	88,633	106,546	67,492	67,492	67,492	67,492		2,700		2,700
69	4	35,749	45,424	49,194	63,349	84,943	108,772	70,192	70,192	70,192	70,192		2,808		2,808
70	5	34,759	46,891	46,538	64,128	81,297	111,019	72,999	72,999	72,999	72,999		2,920		2,920
71	6	33,796	48,406	43,895	64,879	77,691	113,285	75,919	75,919	75,919	75,919		3,037		3,037
72	7	32,860	49,969	41,262	65,598	74,122	115,567	78,956	78,956	78,956	78,956		3,158		3,158
73	8	31,949	51,583	38,638	66,281	70,587	117,864	82,114	82,114	82,114	82,114		3,285		3,285
74	9	31,064	53,249	36,018	66,925	67,082	120,174	85,399	85,399	85,399	85,399		3,416		3,416
75	10	30,204	54,969	33,401	67,526	63,605	122,496	88,815	88,815	88,815	88,815		3,553		3,553
80	15	26,216	64,439	20,263	69,739	46,479	134,178	108,057	108,057	108,057	108,057		4,322		4,322
85	20	22,777	75,540	6,775	70,158	29,552	145,698	131,467	131,467	131,467	131,467		5,259		5,259
90	25	19,788	88,554	0	68,804	19,788	157,358	0	131,467	0	159,950	*$	7,394		6,398
95	30	17,191	103,810	0	65,574	17,191	169,384	0	131,467	0	194,604		7,394	**$	11,676
(+)	The Cash Values shown are equal to the Total account value, less any applicable withdrawal charges.
*	Payments of $7,394 will continue as lifetime payments
**	Payments of at least $11,676 will continue as lifetime payments

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The Protection With Investment Performance Account Value, Investment Performance Account Value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED BENEFITS

Variable Deferred Annuity

Retirement Cornerstone® - Series ADV

$100,000 single contribution and no withdrawals

Male, issue age 65

Benefits:

“Greater of” death benefit

Guaranteed minimum income benefit

								Protect		Guarantee

Age	Contract Year	Investment Performance account value		Protection with Investment Performance account value		Cash Value (+)		“Greater of” death benefit		GIB benefit base		Next Year’s Annual withdrawal amount
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%	0%		6%
65	0	40,000	40,000	60,000	60,000	100,000	100,000	60,000	60,000	60,000	60,000		0		0
66	1	39,312	41,712	57,896	61,496	97,208	103,208	62,400	62,400	62,400	62,400		2,496		2,496
67	2	38,636	43,497	55,778	63,012	94,413	106,510	64,896	64,896	64,896	64,896		2,596		2,596
68	3	37,971	45,359	53,642	64,547	91,613	109,906	67,492	67,492	67,492	67,492		2,700		2,700
69	4	37,318	47,300	51,487	66,098	88,806	113,398	70,192	70,192	70,192	70,192		2,808		2,808
70	5	36,676	49,325	49,313	67,666	85,989	116,991	72,999	72,999	72,999	72,999		2,920		2,920
71	6	36,045	51,436	47,116	69,248	83,161	120,684	75,919	75,919	75,919	75,919		3,037		3,037
72	7	35,426	53,637	44,895	70,843	80,320	124,481	78,956	78,956	78,956	78,956		3,158		3,158
73	8	34,816	55,933	42,648	72,450	77,464	128,383	82,114	82,114	82,114	82,114		3,285		3,285
74	9	34,217	58,327	40,373	74,066	74,590	132,393	85,399	85,399	85,399	85,399		3,416		3,416
75	10	33,629	60,823	38,067	75,689	71,696	136,512	88,815	88,815	88,815	88,815		3,553		3,553
80	15	30,835	75,002	26,013	83,828	56,847	158,831	108,057	108,057	108,057	108,057		4,322		4,322
85	20	28,242	92,487	12,853	91,713	41,095	184,200	131,467	131,467	131,467	131,467		5,259		5,259
90	25	25,893	114,047	0	99,631	25,893	213,679	0	131,467	159,950	159,950		7,998		6,398
95	30	23,739	140,634	0	107,825	23,739	248,459	0	131,467	0	194,604	*$	7,998	**$	11,676
(+)	The Cash Values shown are equal to the Total account value, less any applicable withdrawal charges.
*	Payments of $7,998 will continue as lifetime payments
**	Payments of at least $11,676 will continue as lifetime payments

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The Protection With Investment Performance Account Value, Investment Performance Account Value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

PART C

OTHER INFORMATION

Item 27.	EXHIBITS

(a)	Board of Directors Resolutions.

Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States (“Equitable”) authorizing the establishment of the Registrant, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) on June 7, 1996.

(b)	Custodial Agreements. Not applicable.

(c)	Underwriting Contracts.

(a)

Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-64749) filed on August 5, 2011.

(i)

First Amendment dated as of January 1, 2001 to the Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445) filed on August 11, 2005.

(ii)

Second Amendment dated as of January 1, 2012 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

(iii)

Third Amendment dated as of November 1, 2014 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 19, 2016.

(iv)

Fourth Amendment dated as of August 1, 2015 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

(b)

Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 25, 2001.

(c)

Transition Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 25, 2001.

(d)

General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 19, 2004.

(d)(i)

First Amendment dated as of January 1, 2003 to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

(d)(ii)

Second Amendment dated as of January 1, 2004 to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

(d)(iii)

Third Amendment dated as of July 19, 2004 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

(d)(iv)

Fourth Amendment dated as of November 1, 2004 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

(d)(v)

Fifth Amendment dated as of November 1, 2006, to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

(d)(vi)

Sixth Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

(d)(vii)

Seventh Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2009.

(d)(viii)

Eighth Amendment dated as of November 1, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2009.

(d)(ix)

Ninth Amendment dated as of November 1, 2011 to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

(d)(x)

Tenth Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

(d)(xi)

Eleventh Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

(d)(xii)

Twelfth Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

(d)(xiii)

Thirteenth Amendment dated as of October 1, 2014 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-202147), filed on September 9, 2015.

(d)(xiv)

Fourteenth Amendment dated as of August 1, 2015 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070), filed on April 19, 2016.

(d)(xv)

Sixteenth Amendment dated May 1, 2016 to the General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company, (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(d)(xvi)

Seventeenth Amendment to General Agent Sales Agreement, dated as of August 1, 2016, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, (“AXA Equitable”), and AXA NETWORK, LLC, (“General Agent”) “) incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

(d)(xvii)

Eighteenth Amendment to General Agent Sales Agreement, dated as of March 1, 2017, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, (“AXA Equitable”), and AXA NETWORK, LLC (“General Agent”) incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

(d)(xviii)

Nineteenth Amendment to General Agent Sales Agreement, dated January 1, 2020, by and between AXA Equitable Life Insurance Company and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2021.

(d)(xix)

Twentieth Amendment to General Agent Sales Agreement dated September 1, 2021, by and between Equitable Financial Life Insurance Company and Equitable Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed April 20, 2022.

(d)(xx)

Twenty First Amendment to General Agent Sales Agreement dated January 1, 2022, by and between Equitable Financial Life Insurance Company and Equitable Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed April 20, 2022.

(e)

Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2005.

(e)(i)

Broker-Dealer and General Agent Sales Agreement dated as of March 15, 2016 between AXA Distributors, LLC, AXA Advisors, LLC and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

(f)

Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2005.

(d)	Contracts. (Including Riders and Endorsements)

(a)

Form of Endorsement Applicable to the Guaranteed Benefit Investment Options 7/16/09
(2010GOA), incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

(b)

Form of Endorsement Applicable to the Defined Benefit Qualified Plans (7/16/09)
(2010QP-DBI), incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

(c)

Form of Endorsement Applicable to the Guaranteed Interest Special Dollar Cost Averaging 7/16/09 (2010SDCA), incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

(d)

Form of Endorsement Applicable to the Special Money Market Dollar Cost Averaging 7/16/09 (2010MMDCA), incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

(e)	Form of Guaranteed Income Benefit Rider (7/16/09) (2010GMIB-H), incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

(f)	Form of Return of Principal Death Benefit Rider (7/16/09) (2010GMDBROP), incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

(g)

Form of Annual Ratchet Death Benefit Rider Annual Ratchet to Age [85] GMDB (7/16/09) (2010GMDAR), incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

(h)

Form of “Greater of” Death Benefit Rider Greater of Annual Rollup to Age [85] GMDB or Annual Ratchet to Age [85] GMDB (7/16/09) (2010GMDBOPR), incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

(i)	Form of Data Page (7/16/09) (2010DP) (Base Data Page Part A), incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

(j)	Form of Data Page (7/16/09) (2010DPBCO) (BCO Data Page Part A), incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

(k)	Form of Data Page (7/16/09) (2010DPBShr) (Base Data Page Part C Withdrawal Charges), incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

(l)	Form of Data Page (7/16/09) (2010DPCShr) (Base Data Page Part C Withdrawal Charges), incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

(m)	Form of Data Page (7/16/09) (2010DPLShr) (Base Data Page Part C Withdrawal Charges), incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

(n)	Form of Data Page (2010DPExC) (Part C Withdrawal Charges), incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

(o)	Form of Data Page (2010DPWVR) (Part D Withdrawal Charge Waivers For All Shares), incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

(p)

Form of Flexible Premium Deferred Fixed and Variable Annuity Contract (Form No. ICC10BASE1), incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

(q)

Form of Endorsement Applicable to Traditional IRA Contracts (Form No. ICC10IRA1 rev1010), incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

(r)

Form of Inherited Traditional IRA Beneficiary Continuation Option (BCO) Endorsement (Form No. ICC10INHIRA1), incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

(s)	Form of Endorsement Applicable to Roth IRA Contracts (Form No. ICC10ROTH1), incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

(t)

Form of Endorsement Applicable to Inherited Roth IRA Beneficiary Continuation Option (BCO) (Form No. ICC10INHROTH1), incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

(u)

Form of Endorsement Applicable to Custodial [Roth] IRA Contracts (Form No. ICC10CSTDL1), incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

(v)

Form of Endorsement Applicable to the Termination of an Optional Guaranteed Income Benefit and/or the Termination or Change of an Optional Guaranteed Minimum Death Benefit Rider(s) (Form No. ICC10GBENDO1 (rev 1010)), incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

(w)

Form of Endorsement Applicable to Protection Account Investment Options (Form No. ICC10GOA2), incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

(x)

Form of Endorsement Applicable to Special Money Market Dollar Cost Averaging (Form No. ICC10SMMDCA1 (rev 1010)), incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

(y)	Form of Endorsement Applicable to Non-Qualified Contracts (Form No. ICC10NQ1 rev1010), incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

(z)

Form of Data Page (Part A - Personal Data and Part B - Certain Provisions of the Contract) (Form No. ICC10DPADV), incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

(a)(a)	Form of Data Page (Base Data Page Part A) (ICC10DPADV rev 1010), incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

(a)(b)

Form of Endorsement Applicable to the Termination of an Optional Guaranteed Income Benefit Rider and/or the Termination or Change of an Optional Guaranteed Minimum Death Benefit Rider (ICC10GBENDO1 rev 1010), incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

(a)(c)

Form of Endorsement Applicable to Protection with Investment Performance Account Investment Options (ICC10GOA1 rev 1010), incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

(a)(d)

Form of Endorsement Applicable to Special Money Market Dollar Cost Averaging (ICC10OSMMDCA1 rev 1010), incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

(a)(e)	Form of Guaranteed Income Benefit Rider (ICC10GIB1 rev 1010), incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

(a)(f)

Form of “Greater of” Death Benefit Rider, Greater of Annual Rollup to Age [85] GMDB or highest Anniversary Value to Age [85] GMDB (ICC10GMDBGR1 rev 1010), incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

(a)(g)

Form of Highest Anniversary Value Death Benefit Rider, Highest Anniversary Value to Age [85] GMDB (ICC10GMDBHAV1 rev 1010), incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

(a)(h)	Form of Return of Principal Death Benefit Rider (ICC10GMDBROP1 rev 1010), incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

(a)(i)	Form of Flexible Premium Deferred Fixed and Variable Annuity Contract (ICC10BASE2), incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

(a)(j)	Form of Data Pages (Base Data Page Part A) (ICC10DPB), incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

(a)(k)	Form of Data Pages (Base Data Page Part A) (ICC10DPC), incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

(a)(l)	Form of Data Pages (Base Data Page Part A) (ICC10DPCP), incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

(a)(m)	Form of Data Pages (Base Data Page Part A) (ICC10DPL), incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

(a)(n)	Form of Guaranteed Income Benefit Rider (ICC10GIB2), incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

(a)(o)	Form of “Greater of’ Death Benefit Rider (ICC10GMDBGR2), incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

(a)(p)	Form of Highest Anniversary Value Death Benefit Rider (ICC10GMDBHAV2) incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

(a)(q)	Form of Return of Principal Death Benefit Rider (ICC10GMDBROP2) incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

(a)(r)	Form of Endorsement Applicable to Special Dollar Cost Averaging (ICC10SDCA1), incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

(a)(s)

Form of Endorsement Applicable to Credits Applied to Annuity Account Value (ICC10TRBNS1), incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

(a)(t)	Form of Endorsement Applicable to Qualified Defined Benefit Plans (ICC10QP-DB1) incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

(a)(u)	Form of Endorsement Applicable to Qualified Defined Contribution Plans (ICC10QP-DC1) incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

(a)(v)	Form of Endorsement Applicable to Charitable Remainder Trust (ICC10CRT) incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

(a)(w)

Form of Endorsement Applicable to the Termination of an Optional Guaranteed Income Benefit and/or the Termination or Change of an Optional Guaranteed Minimum Death Benefit Rider(s) (ICC10GBENDO2) incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

(a)(x)	Form of Return of Principal Death Benefit Rider (ICC10GMDBROP2(OR), incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

(a)(y)

Form of Endorsement applicable to Termination of Guaranteed Minimum Death Benefits (Form No. 2012GMDB-BO-1), incorporated herein by reference to Registration Statement on Form N-4 (File No. 33-83750) filed April 24, 2013.

(e)	Applications.

(a)	Form of Enrollment Form/Application 2010 App 01 B(AXA Advisors), incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

(b)	Form of Enrollment Form/Application 2010 App 02 B (AXA Distributors, LLC), incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

(c)	Form of Enrollment Form/Application 2010 App 01 C (AXA Advisors), incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

(d)	Form of Enrollment Form/Application 2010 App 02 C (AXA Distributors, LLC), incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

(e)	Form of Enrollment Form/Application 2010 App 01 L (AXA Advisors), incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

(f)	Form of Enrollment Form/Application 2010 App 02 L (AXA Distributors, LLC), incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

(g)	Form of Enrollment Form/Application 2010 App 01 X (AXA Advisors), incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

(h)	Form of Enrollment Form/Application 2010 App 02 X (AXA Distributors, LLC), incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

(f)	Depositor’s Certificate of Incorporation And By-Laws.

(a)	Restated Charter of Equitable, as amended August 31, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

(a)(i)	Restated Charter of Equitable Financial Life Insurance Company incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-232418) filed on June 29, 2020.

(b)	By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 20, 2006.

(b)(i)	By-Laws of Equitable Financial Life Insurance Company, as amended, June 15, 2020, incorporated hereby by reference to Registration Statement on Form N-6 (File 333-232418), filed on June 29, 2020.

(b)(ii)

Amended and Restated By-Laws of Equitable Financial Life Insurance Company dated September 23, 2020, incorporated herein by reference to Registration Statement on Form N-4 (file No. 333-254385) filed on March 17, 2021.

(g)	Reinsurance Contracts. Not applicable.

(h)	Participation Agreements.

(a)

Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable Life Insurance Company (“AXA Equitable”), AXA Distributors, LLC and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on February 7, 2003.

(a)(i)

Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 10, 2004.

(a)(ii)

Amendment No. 2, dated July 9, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on October 15, 2004.

(a)(iii)

Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on October 15, 2004.

(a)(iv)

Amendment No. 4, dated May 1, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 7, 2005.

(a)(v)

Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 5, 2006.

(a)(vi)

Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 2, 2007.

(a)(vii)

Amendment No. 7, dated May 1, 2007, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 27, 2007.

(a)(viii)

Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on December 27, 2007.

(a)(ix)

Amendment No. 9, dated May 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 13, 2009.

(a)(x)

Amendment No. 10, dated January 15, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on March 16, 2009.

(a)(xi)

Amendment No. 11, dated May 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 15, 2009.

(a)(xii)

Amendment No. 12, dated September 29, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on January 21, 2010.

(a)(xiii)

Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 3, 2011.

(a)(xiv)

Amendment No. 14, dated December 15, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 3, 2011.

(a)(xv)

Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on August 17, 2011.

(a)(xvi)

Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors, LLC, dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 7, 2013.

(a)(b)(i)

Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

(a)(b)(ii)

Amendment No. 1 dated as of June 4, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on October 1, 2013.

(a)(b)(iii)

Amendment No. 2 dated as of October 21, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on October 1, 2013.

(a)(b)(iv)

Amendment No. 3, dated as of April 4, 2014 (“Amendment No. 3”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

(a)(b)(v)

Amendment No. 4, dated as of June 1, 2014 (“Amendment No. 4”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

(a)(b)(vi)

Amendment No. 5, dated as of July 16, 2014 (“Amendment No. 5”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) ”), incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 5, 2015.

(a)(b)(vii)

Amendment No. 6, dated as of April 30, 2015 (“Amendment No. 6”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 17, 2015.

(a)(b)(viii)

Amendment No. 7, dated as of December 21, 2015 (“Amendment No. 7”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 11, 2016.

(a)(b)(ix)

Amendment No. 8, dated as of December 9, 2016 (“Amendment No. 8”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on January 31, 2017.

(a)(b)(x)

Amendment No. 9 dated as of May 1, 2017 (“Amendment No. 9”) to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on April 28, 2017.

(a)(b)(xi)

Amendment No. 10 dated as of November 1, 2017 (“Amendment No. 10”) to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on October 27, 2017.

(a)(b)(xii)

Amendment No. 11 dated as of July 12, 2018 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on July 31, 2018.

(a)(b)(xiii)

Amendment No. 12 dated as of December 6, 2018 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on April 26, 2019.

(a)(b)(xiv)

Amendment No. 13 dated July 16, 2020 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on January 19, 2021.

(a)(b)(xv)

Amendment No. 14 dated February 1, 2021 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on January 19, 2021.

(a)(b)(xvi)

Amendment No. 15 dated February 26, 2021 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 29, 2021.

(a)(b)(xvii)

Amendment No. 16 dated July 22, 2021 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on September 24, 2021.

(b)

Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Registration Statement N-1A (File No. 811-10509, 333-70754) filed on December 10, 2001.

(b)(i)

Amendment No. 1, dated as of August 1, 2003 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-70754) filed on February 25, 2004.

(b)(ii)

Amendment No. 2, dated as of May 1, 2006 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-70754) filed on June 1, 2006.

(b)(iii)

Amendment No. 3, dated as of May 25, 2007 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-70754) filed on February 5, 2008.

(b)(iv)

Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1/A (File No. 333-70754) filed on July 22, 2013.

(b)(v)

Amendment No. 1 dated as of October 21, 2013, to the Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

(b)(vi)

Amendment No. 2, dated as of April 18, 2014 (“Amendment No. 2”) to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

(b)(vii)

Amendment No. 3, dated as of July 8, 2014 (“Amendment No. 3”) to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

(b)(viii)

Amendment No. 4, dated as of December 10, 2014 (“Amendment No. 4”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

(b)(ix)

Amendment No. 5, dated as of September 26, 2015 (“Amendment No. 5”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-70754) filed on April 26, 2016.

(c)

Participation Agreement by and among AIM Variable Insurance Funds, A I M Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and its Separate Accounts, AXA Advisors, LLC, and AXA Distributors, LLC, dated July 1, 2005 incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

(c)(i)

Amendment No. 1 effective October 15, 2009 among AIM Variable Insurance Funds, AIM Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of its Separate Accounts, AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

(c)(ii)

Amendment No. 2, dated as of April 19, 2010, to the Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts, and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration on Form N-4 (File No. 2-30070) filed on April 21, 2015.

(c)(iii)

Amendment No. 3, dated as of April 30, 2010, to the Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration on Form N-4 (File No. 2-30070) filed on April 21, 2015.

(c)(iv)

Amendment No. 4, effective May 1, 2012, to the Participation Agreement dated July 1, 2005, among AIM Variable Insurance Funds, Invesco Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; AXA Advisors LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(c)(v)

Amendment No. 5, dated as of October 1, 2014, to the Participation Agreement dated July 1, 2005, by and among AIM Variable Insurance Funds Invesco Distributors, Inc., AXA Equitable Life Insurance Company, a New York life insurance company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-202147) filed on February 18, 2015.

(d)

Participation Agreement among AXA Equitable Life Insurance Company, AllianceBernstein L.P., and AllianceBernstein Investments, Inc., dated October 16, 2009, incorporated herein by reference to Registration Statement on Form N-4 (File. No. 333-178750) filed on December 23, 2011.

(d)(i)

Amendment No. 1, effective February 18, 2010 to the Participation Agreement, (the “Agreement”), dated October 16, 2009 among AXA Equitable Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File. No. 333-178750) filed on December 23, 2011.

(d)(ii)

Amendment No. 2, effective May 1, 2012 to the Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, AllianceBernstein L.P. and AllianceBernstein Investments, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(d)(iii)

Amendment No. 3, dated September 6, 2013, to the Participation Agreement (the “Agreement”), dated October 16, 2009 and as amended by Amendment No. 1 effective February 18, 2010 and Amendment No. 2 effective May 1, 2012, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, AllianceBernstein L.P and AllianceBernstein Investments, Inc., incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on April 23, 2014.

(d)(iv)

Amendment to Participation Agreement effective September 4, 2020 to the Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-182796) filed on April 22, 2021.

(e)

Participation Agreement among AXA Equitable Life Insurance Company, American Century Investment Management, Inc., and American Century Investment Services, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-153809), filed on July 8, 2011.

(e)(i)

Amendment No. 2, effective May 1, 2012 to the Participation Agreement dated October 15, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, American Century Investment Management, Inc. and American Century Investment Services, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(e)(ii)

Amendment No. 3, effective September 1, 2013 to the Participation Agreement dated October 15, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, American Century Investment Management, Inc. and American Century Investment Services, Inc. incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) filed on October 4, 2013.

(e)(iii)

Amendment No. 4 effective October 1, 2020 to the Participation Agreement dated October 15, 2009 among Equitable Financial Life Insurance Company, American Century Investment Management, Inc. and American Century Investment Services, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-182796) filed on April 22, 2021.

(f)

Participation Agreement among AXA Equitable Life Insurance Company, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC, and Black Rock Investments, LLC, dated October 16, 2009, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

(f)(i)

Amendment No. 3, effective May 1, 2012 to the Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(f)(ii)

Amendment No. 4 , effective August 27, 2013, to the Participation Agreement dated October 16, 2009, among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) filed on October 4, 2013.

(f)(iii)

Amendment No. 5, executed as of September 12, 2014, and effective as of October 1, 2014, to the Fund Participation Agreement dated October 16, 2009, as amended, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

(f)(iv)

Amendment No. 6, effective as of September 17, 2018 to the Fund Participation Agreement dated October 16, 2009, as amended, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Variable Series Funds II, Inc. BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-182796) on April 17, 2019.

(f)(v)

Amendment No. 7, entered into as of December 15, 2020, to Fund Participation Agreement dated October 19, 2009, by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, BlackRock Variable Series Fund, Inc. and BlackRock Variable Series Fund II, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to Registration Statement filed on Form N-6 (File No. 333-232418) filed on April 21, 2021.

(f)(vi)

Amendment to Fund Participation Agreement, entered into December 30, 2020, and is made effective July 1, 2020, to Fund Participation Agreement dated October 19, 2009, by and among Equitable Financial Life Insurance Company, BlackRock Variable Series Fund, Inc. and BlackRock Variable Series Funds II, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC incorporated herein by reference to Registration Statement filed on Form N-6 (File No. 333-232418) filed on April 21, 2022.

(f)(vii)

Amendment to Fund Participation Agreement, entered into July 1, 2021 to Fund Participation Agreement dated October 19, 2009, by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, BlackRock Variable Series Fund, Inc. and BlackRock Variable Series Funds II, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC incorporated herein by reference to Registration Statement filed on Form N-6 (File No. 333-232418) filed on April 21, 2022.

(g)

Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation, and AXA Equitable Life Insurance Company, dated April 16, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

(g)(i)

First Amendment effective May 1, 2012 to Amended and Restated Participation Agreement dated April 16, 2010 among AXA Equitable Life Insurance Company, Fidelity Distributors Corporation and Variable Insurance Products Funds, Variable Insurance Products Funds II, Variable Insurance Products Funds III, Variable Insurance Products Funds IV and Variable Insurance Products Funds V, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(h)

Participation Agreement as of July 1, 2005 Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors, LLC, and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

(h)(i)

Amendment No. 3 effective as of May 1, 2010 to Participation Agreement as of July 1, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-130988) filed on April 24, 2012.

(h)(ii)

Amendment No. 5 effective as of May 1, 2012 to Participation Agreement dated July 1, 2005 and subsequently amended June 5, 2007, November 1, 2009, May 1, 2010 and August 16, 2010 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(h)(iii)

Amendment No. 6, dated as of December 1, 2020, to Participation Agreement dated July 1, 2005, as amended, among Franklin Templeton Variable Products Trust, Franklin/Templeton Distributors, Inc., Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America and Equitable Distributors LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on December 16, 2020.

(h)(iv)

Amendment No. 7, dated as of February 12, 2021, to Participation Agreement dated July 1, 2005, as amended, among Franklin Templeton Variable Products Trust, Franklin/Templeton Distributors, Inc., Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America and Equitable Distributors LLC, incorporated herein by reference to Registration Statement filed on Form N-6 (File No. 333-103199) filed on April 21, 2022.

(i)

Participation Agreement among AXA Equitable Life Insurance Company, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated October 20, 2009, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

(i)(i)

Amendment No. 2, effective May 1, 2012 to the Participation Agreement dated October 20, 2009, among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P. and Goldman Sachs & Co., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(j)

Participation Agreement among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., effective October 23, 2009 incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

(j)(i)

Amendment No. 1 dated April 1, 2010 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(j)(ii)

Second Amendment effective May 1, 2012 to the Participation Agreement dated October 23, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, Waddell & Reed, Inc. and Ivy Funds Variable Insurance Portfolios, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(j)(iii)

Amendment No. 3 dated September 5, 2013 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(j)(iv)

Amendment No. 4 dated October 14, 2013 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, AXA Equitable Life Insurance Company and MONY Life Insurance Company of America incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(j)(v)

Amendment No. 5 dated October 1, 2016 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, AXA Equitable Life Insurance Company and MONY Life Insurance Company of America incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(j)(vi)

Amendment No. 6 dated April 28, 2017 to the Fund Participation Agreement dated October 23, 2009 among Ivy Variable Insurance Portfolios, Ivy Distributors, Inc., AXA Equitable Life Insurance Company and MONY Life Insurance Company of America, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-182796) on April 17, 2019.

(j)(vii)

Amendment No. 7 dated August 28, 2020, to the Participation Agreement dated October 23, 2009 among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Ivy Distributors, Inc. and Ivy Variable Insurance Portfolios, incorporated hereby by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2021.

(j)(viii)

Amendment No. 8 dated December 8, 2020, to the Participation Agreement dated October 23, 2009 among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Ivy Distributors, Inc. and Ivy Variable Insurance Portfolios, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2021.

(k)

Participation Agreement among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, effective October 20, 2009 incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

(k)(i)

Amendment No. 2, effective May 1, 2012 to the Participation Agreement dated October 20, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, Lazard Retirement Series, Inc. and Lazard Asset Management Securities, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(l)

Participation Agreement dated July 18, 2002 among MFS Variable Insurance Trust, Equitable Life Assurance Society of the United States, and Massachusetts Financial Service Company, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

(l)(i)

Amendment No. 1, effective May 1, 2012 to the Participation Agreement dated March 15, 2010 among AXA Equitable Life Insurance Company, MFS Variable Insurance Trust, MFS Variable Insurance Trust II and MFS Fund Distributors, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(l)(ii)

Amendment No. 2 dated October 23, 2020 to the Participation Agreement dated March 15, 2010, by and among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Equitable Financial Life Insurance Company and MFS Fund Distributors, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2021.

(m)

Participation Agreement among T.Rowe Price Equity Series, Inc., T.Rowe Price Investment Services, Inc. and AXA Equitable Life Insurance Company, dated July 20, 2005, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

(m)(i)

Amendment No. 3, effective May 1, 2012 to the Participation Agreement dated July 20, 2005 among AXA Equitable Life Insurance Company, T. Rowe Price Equity Series Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(n)

Participation Agreement among MONY Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributions LLC, dated December 1, 2001, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

(n)(i)

Third Amendment dated October 20, 2009 effective October 20, 2009, to the Participation Agreement, (the “Agreement”) dated December 1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributions LLC (collectively, the “Parties”) adding AXA Equitable Insurance Company as a Party to the Agreement, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

(n)(ii)

Fourth Amendment, effective April 1, 2010, to the Participation Agreement dated December 1, 2001 by and among Equitable Financial Life Insurance Company of America, PIMCO Variable insurance Trust and PIMCO Investments LLC, incorporated herein by reference to Registration Statement on Form N-4 (333-182796) filed on April 22, 2021.

(n)(iii)

Fifth Amendment effective May 1, 2012 to the Participation Agreement dated December 1, 2001, as amended on April 1, 2002, May 30, 2002, October 20, 2009 and April 1, 2010 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Investments LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(n)(iv)

Sixth Amendment, effective January 1, 2021 to the Participation Agreement dated December 1, 2001 by and among Equitable Financial Life Insurance Company of America, PIMCO Variable insurance Trust and PIMCO Investments LLC, incorporated herein by reference to Registration Statement on Form N-4 (333-182796) filed on April 22, 2021.

(n)(v)

Participation Agreement dated October 1, 2013, by and among AXA Equitable Life Insurance Company, PIMCO Variable Insurance Trust, PIMCO Equity Series VIT, and PIMCO Investments LLC, incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 2-30070) filed on April 20, 2022.

(n)(vi)

First Amendment to Participation Agreement entered into as of May 1, 2021 to Participation Agreement effective October 1, 2013, by and among Equitable Financial Life Insurance Company, PIMCO Variable Insurance Trust, PIMCO Equity Series VIT, and PIMCO Investments LLC, incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 2-30070) filed on April 20, 2022.

(n)(vii)

Second Amendment to Participation Agreement entered into as of October 7, 2021 to Participation Agreement effective October 1, 2013, by and among Equitable Financial Life Insurance Company, PIMCO Variable Insurance Trust, PIMCO Equity Series VIT, and PIMCO Investments LLC, incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 2-30070) filed on April 20, 2022.

(o)

Participation Agreement among MONY Life Insurance Company, ProFunds, and ProFunds Advisors LLC, dated May 1, 2003, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

(o)(i)

Amendment No. 1 effective October 16, 2009 to the Participation Agreement, (the “Agreement”) dated May 1, 2003 by and among MONY Life Insurance Company, ProFunds and ProFunds Advisors LLC (collectively, the “Parties”) adding AXA Equitable Insurance Company as a Party to the Agreement, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

(o)(ii)

Amendment No. 2 effective May 1, 2012 to the Participation Agreement dated May 1, 2003 by and among MONY Life Insurance Company, AXA Equitable Life Insurance Company, ProFunds and ProFunds Advisors LLC, (collectively, the “Parties”) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-182796) on July 23, 2012.

(o)(iii)

Amendment No., 3 effective October 1, 2013 to the Participation Agreement dated May 1, 2003 by and among MONY Life Insurance Company, AXA Equitable Life Insurance Company, ProFunds and ProFund Advisors LLC, incorporated herein by reference to Registration Statement on Form N-4 (File 333-182796) filed on April 22, 2021.

(o)(iv)

Participation dated October 1, 2013 by and among AXA Equitable Life Insurance Company, ProFunds, Access One Trust and ProFund Advisors LLC, incorporated herein by reference to Registration Statement on Form N-4 (File 333-182796) filed on April 22, 2021.

(o)(v)

Amendment to Participation Agreement dated January 1, 2021 to Participation Agreement dated October 1, 2013 by and between Equitable Financial Life Insurance Company, ProFunds, Access One Trust, and ProFund Advisors LLC, incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 333-182796) filed on April 22, 2022.

(o)(vi)

First Amendment effective August 27, 2021 to Participation Agreement dated October 1, 2013 by and between Equitable Financial Life Insurance Company, ProFunds, Access One Trust, and ProFund Advisors LLC, incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 333-182796) filed on April 22, 2022.

(p)

Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation and MONY Life Insurance Company, dated August 7, 2000, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951), filed on November 16, 2009.

(p)(i)

Amendment No. 1 dated October 13, 2009 to the Participation Agreement, (the “Agreement”) dated August 7, 2000 by and among MONY Life Insurance Company, Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Associates Corporation (collectively, the “Parties”) adding AXA Equitable Insurance Company Agreement, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

(p)(ii)

Amendment No. 3 effective May 1, 2012 to the Participation Agreement dated August 7, 2000 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, Van Eck VIP Trust, Van Eck Securities Corporation and Van Eck Associates Corporation, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(p)(iii)

Participation Agreement dated October 1, 2013 among Van Eck Securities Corporation, Van Eck Associates Corporation, Van Eck VIP Trust and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(p)(iv)

Amendment No. 1 dated October 28, 2016 to the Participation Agreement dated October 1, 2013 among Van Eck Securities Corporation, Van Eck Associates Corporation, VanEck VIP Trust and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(p)(v)

Amendment to Participation Agreement effective September 25, 2020, to Participation Agreement dated October 1, 2013 by and among AXA Equitable Life Insurance Company, VanEck VIP Trust, Van Eck Securities Corporation and Van Eck Associates Corporation, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-232418) filed on April 21, 2021.

(q)

Participation Agreement, dated August 27, 2010, by and among AXA Equitable Life Insurance Company, on behalf of itself and its separate accounts, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor LLC, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-229235) filed on January 14, 2019.

(q)(i)

Amendment No. 1, effective May 1, 2012 to the Participation Agreement dated August 27, 2010 among AXA Equitable Life Insurance Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(q)(ii)

Second Amendment to Participation Agreement effective October 1, 2020, to Participation Agreement dated August 27, 2010, by and among Equitable Financial Life Insurance Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, incorporated herein by reference to Registration Statement filed on Form N-6 (File No. 333-232418) on April 21, 2021.

(r)

Participation and Service Agreement among AXA Equitable Life Insurance Company and American Funds Distributors, Inc., American Funds Service Company, Captial Research and Management Company and the American Funds Insurance Series (collectively the “Funds”), dated January 2, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 23, 2013.

(r)(i)

First Amendment, effective April 19, 2013 to the Participation Agreement dated January 2, 2013, as amended, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, American Funds Distributors, Inc. American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, incorporated herein by reference to Registration Statement on Form N-4 (2-30070) filed on April 20, 2021.

(r)(ii)

Second Amendment, effective October 8, 2013 to the Participation Agreement dated January 2, 2013, as amended, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, American Funds Distributors, Inc. American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, incorporated herein by reference to Registration Statement on Form N-4 (333-248907) filed on December 16, 2020.

(r)(iii)

Third Amendment, effective September 10, 2020 to the Participation Agreement dated January 2, 2013, as amended, by and among AXA Equitable Life Insurance Company, American Funds Distributors, Inc. American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, incorporated herein by reference to Registration Statement on Form N-4 (2-30070) filed on April 20, 2021.

(r)(iv)

Fourth Amendment, effective November     , 2020 to the Participation Agreement dated January 2, 2013, as amended, by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, incorporated herein by reference to Registration Statement on Form N-4 (333-248907) filed on December 16, 2020.

(r)(v)

Fifth Amendment, effective February 5, 2021 to the Participation Agreement dated January 2, 2013, as amended, by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, incorporated herein by reference to Registration Statement filed on Form N-6 (File No. 333-103199) filed on April 21, 2022.

(s)

Form of Participation Agreement by and between AXA Equitable Life Insurance Company, on behalf of itself and its separate accounts, and Rydex Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (333-160951), filed on December 2, 2010 and refiled with this Registration Statement on Form N-4A (File No. 333-182796) on October 4, 2012.

(s)(i)

Amendment to Participation Agreement effective August 16, 2019, to Participation Agreement dated September 1, 2010, by and among AXA Equitable Life Insurance Company and Guggenheim Funds Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-182796) filed on April 22, 2021.

(t)

Participation Agreement Among AXA Equitable Life Insurance Company, First Trust Variable Insurance Trust, First Trust Advisors L.P. and First Trust Portfolios L.P. dated April 20, 2012, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) filed on October 4, 2013.

(t)(i)

Amendment No. 1 effective March 17, 2014, to the Participation Agreement dated April 20, 2012, among AXA Equitable Life Insurance Company, First Trust Variable Insurance Trust, First Trust Advisors L.P. and First Trust Portfolios L.P., incorporated herein by reference to Registration Statement on

Form	N-4 (File No. 333-182796) on April 23, 2014.

(t)(ii)

Amendment effective September 28, 2020, to Participation Agreement dated April 20, 2012, by and among AXA Equitable Life Insurance Company, First Trust Variable Insurance Trust, First Trust Advisors, L.P. and First Trust Portfolios L.P., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-182796) filed on April 22, 2021.

(t)(iii)

Second Amendment effective December 15, 2020, to Participation Agreement dated April 20, 2012, by and among Equitable Financial Life Insurance Company, First Trust Variable Insurance Trust, First Trust Advisors, L.P. and First Trust Portfolios L.P., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-182796) filed on April 22, 2021.

(t)(iv)

Third Amendment effective August 2, 2021, to Participation Agreement dated April 20, 2012, by and among Equitable Financial Life Insurance Company, First Trust Variable Insurance Trust, First Trust Advisors, L.P. and First Trust Portfolios L.P., incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 333-182796) filed on April 22, 2022.

(u)

Participation Agreement dated April 12, 2012 among AXA Equitable Life Insurance Company, Northern Lights Variable Trust and 7Twelve Advisors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) filed on October 4, 2013.

(u)(i)

Amendment to Participation Agreement effective August 16, 2019 to the Participation Agreement dated April 12, 2012 among AXA Equitable Life Insurance Company, Northern Lights Variable Trust and 7Twelve Advisors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-182796) filed on April 23, 2020.

(u)(ii)

Second Amendment to Participation Agreement effective September 28, 2020 to the Participation Agreement dated April 12, 2012 among AXA Equitable Life Insurance Company, Northern Lights Variable Trust and 7Twelve Advisors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-182796) filed on April 22, 2021.

(i)	Administrative Contracts. Not applicable.

(j)	Other Material Contracts. Not applicable.

(k)	Legal Opinion.

Opinion and Consent of Shane Daly, Esq., Vice President and Associate General Counsel of Equitable Financial, as to the legality of the securities being registered, filed herewith.

(l)	Other Opinions.

(a)	Consent of PricewaterhouseCoopers LLP filed herewith.

(b)	Powers of Attorney, filed herewith.

(m)	Omitted Financial Statements. Not applicable.

(n)	Initial Capital Agreements. Not applicable.

(o)	Form of Initial Summary Prospectuses. Not applicable.

ITEM 28. DIRECTORS AND OFFICERS OF THE DEPOSITOR.

Set forth below is information regarding the directors and principal officers of the Depositor. The Depositor’s address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of the Depositor.

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH THE DEPOSITOR

DIRECTORS

Francis Hondal	Director
Mastercard
801 Brickell Avenue, Suite 1300
Miami, FL 33131

Arlene Isaacs-Lowe	Director
1290 Avenue of the Americas
New York, NY 10104

Daniel G. Kaye	Director
767 Quail Run
Inverness, IL 60067

Joan Lamm-Tennant	Director
135 Ridge Common
Fairfield, CT 06824

Craig MacKay	Director
England & Company
1133 Avenue of the Americas
Suite 2719
New York, NY 10036

Kristi A. Matus	Director
47-C Dana Road
Boxford, MA 02116

Bertram L. Scott	Director
3601 Hampton Manor Drive
Charlotte, NC 28226

George Stansfield	Director
AXA
25, Avenue Matignon
75008 Paris, France

Charles G.T. Stonehill	Director
Founding Partner
Green & Blue Advisors
285 Central Park West
New York, New York 10024

OFFICER-DIRECTOR

*Mark Pearson	Director and Chief Executive Officer

OTHER OFFICERS

*Nicholas B. Lane	President

*José Ramón González	Chief Legal Officer and Secretary

*Jeffrey J. Hurd	Chief Operating Officer

*Robin M. Raju	Chief Financial Officer

*Michael B. Healy	Chief Information Officer

*Adrienne Johnson	Signatory Officer

*Nicholas Huth	Chief Compliance Officer

*William Eckert	Chief Accounting Officer

*Darryl Gibbs	Chief Diversity Officer

*William MacGregor	Associate General Counsel and Signatory Officer

*David W. Karr	Signatory Officer

*Jessica Baehr	Signatory Officer

*Mary Jean Bonadonna	Signatory Officer

*Eric Colby	Signatory Officer

*Steven M. Joenk	Chief Investment Officer

*Kenneth Kozlowski	Signatory Officer

*Barbara Lenkiewicz	Signatory Officer

*Carol Macaluso	Signatory Officer

*Hector Martinez	Signatory Officer

*James McCravy	Signatory Officer

*James Mellin	Signatory Officer

*Hillary Menard	Signatory Officer

*Kurt Meyers	Deputy General Counsel and Signatory Officer

*Maryanne (Masha) Mousserie	Signatory Officer

*Prabha (“Mary”) Ng	Chief Information Security Officer

*James O’Boyle	Signatory Officer

*Stephanie Shields	Signatory Officer

*Theresa Trusskey	Signatory Officer

*Antonio Di Caro	Signatory Officer

*Glen Gardner	Deputy Chief Investment Officer

*Shelby Holllister-Share	Signatory Officer

*Manuel Prendes	Signatory Officer

*Meredith Ratajczak	Chief Actuary

*Aaron Sarfatti	Chief Risk Officer and Chief Strategy Officer

*Stephen Scanlon	Signatory Officer

*Samuel Schwartz	Signatory Officer

*Gina Tyler	Chief Communications Officer

*Constance Weaver	Chief Marketing Officer

*Stephanie Withers	Chief Auditor

*Yun (“Julia”) Zhang	Treasurer

Item 29.	Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

Separate Account No. 70 (the “Separate Account”) is a separate account of Equitable Financial Life Insurance Company. Equitable Financial Life Insurance Company, a New York stock life insurance company, is an indirect wholly owned subsidiary of Equitable Holdings, Inc. (the “Holding Company”).

Set forth below is the subsidiary chart for the Holding Company:

The Equitable Holdings, Inc. - Subsidiary Organization Chart: Q2-2022 is incorporated herein by reference to Registration Statement (File No. 333-266909) on Form N-4 filed August 16, 2022.

Item 30.	Indemnification

(a)	Indemnification of Directors and Officers

The By-Laws of Equitable Financial Life Insurance Company (“Equitable Financial”) provide, in Article VII, as follows:

7.4	Indemnification of Directors, Officers and Employees.

(a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

(i)

any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

(ii)

any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of he fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

(iii)	the related expenses of any such person in any of said categories may be advanced by the Company.

(b)

To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

The directors and officers of the Company are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Sompo (Endurance Specialty Insurance Company), U.S. Specialty Insurance, ACE (Chubb), Chubb Insurance Company, AXIS Insurance Company, Zurich Insurance Company, AWAC (Allied World Assurance Company Ltd.), Aspen Bermuda XS, CNA, AIG, One Beacon, Nationwide, Berkley, Berkshire, SOMPO, Chubb, Markel and ARGO Re Ltd. The annual limit on such policies is $300 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

(b)	Indemnification of Principal Underwriters

To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, Equitable Distributors, LLC and Equitable Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of Equitable Distributors, LLC and Equitable Advisors, LLC.

(c)	Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. PRINCIPAL UNDERWRITERS

(a) Equitable Advisors, LLC and Equitable Distributors, LLC are the principal underwriters for Separate Accounts 49, 70, A, FP, I and 45 of Equitable Financial, EQ Advisors Trust, and of Equitable America Variable Accounts A, K, L and 70A. In addition, Equitable Advisors is the principal underwriter of Equitable Financial’s Separate Account 301.

(b) Set forth below is certain information regarding the directors and principal officers of Equitable Advisors, LLC and Equitable Distributors, LLC.

(i)	EQUITABLE ADVISORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER

*David Karr	Director, Chairman of the Board and Chief Executive Officer

* William Auger	Director

*Nicholas B. Lane	Director

*Frank Massa	Director and President

*Aaron Sarfatti	Director

*Jessica Baehr	Director

*Ralph E. Browning, II	Chief Privacy Officer

*Mary Jean Bonadonna	Chief Risk Officer

*Alyssa Garrick	Vice President and Chief Operating Officer

*Patricia Boylan	Broker Dealer and Chief Compliance Officer

*Yun (“Julia”) Zhang	Senior Vice President and Treasurer

*Nia Dalley	Vice President and Chief Conflicts Officer

*Andrew Houston	Vice President, Investment Sales and Financial Planning

*Gina Jones	Vice President and Financial Crime Officer

*Dusten Long	Vice President

*Page Pennell	Vice President

*Sean Donovan	Assistant Vice President

*Alan Gradzki	Assistant Vice President

*Janie Smith	Assistant Vice President

*James Mellin	Chief Sales Officer

*Candace Scappator	Assistant Vice President, Controller and Principal Financial Officer

*James O’Boyle	Senior Vice President

*Prabha (“Mary”) Ng	Chief Information Security Officer

*Alfred Ayensu-Ghartey	Vice President

*Joshua Katz	Vice President

*Christopher LaRussa	Investment Advisor Chief Compliance Officer

*Christian Cannon	Vice President and General Counsel

*Samuel Schwartz	Vice President

*Dennis Sullivan	Vice President

* Michael Cole	Vice President and Assistant Treasurer

*Constance (Connie) Weaver	Vice President

*Tony Richardson	Principal Operations Officer

*Michael Brudoley	Secretary

*Christine Medy	Assistant Secretary

*Francesca Divone	Assistant Secretary

(ii)	EQUITABLE DISTRIBUTORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER

*Nicholas B. Lane	Director, Chairman of the Board, President and Chief Executive Officer

*Jessica Baehr	Director, Executive Vice President and Head of Group Retirement

*Hector Martinez	Director, Executive Vice President and Head of Life Business

*Eric Brown	Senior Vice President

*James Crimmins	Senior Vice President

*James Daniello	Senior Vice President

*Michael B. Healy	Senior Vice President

*Patrick Ferris	Senior Vice President

*Brett Ford	Senior Vice President

*Bernard Heffernon	Senior Vice President

*David Kahal	Senior Vice President

*Fred Makonnen	Senior Vice President

*Matthew Schirripa	Senior Vice President

*David Veale	Senior Vice President

*Alfred Ayensu-Ghartey	Vice President and General Counsel

*Alfred D’Urso	Vice President and Chief Compliance Officer

*Mark Teitelbaum	Senior Vice President

*Candace Scappator	Vice President, Chief Financial Officer, Principal Financial Officer and Principal Operations Officer

*Gina Jones	Vice President and Financial Crime Officer

*Yun (“Julia”) Zhang	Senior Vice President and Treasurer

*Francesca Divone	Secretary

*Karen Farley	Vice President

*Richard Frink	Senior Vice President

*Michael J. Gass	Vice President

*Kathi Gopie	Vice President

*Timothy Jaeger	Vice President

*Jeremy Kachejian	Vice President

*Laird Johnson	Vice President

*Enrico Mossa	Vice President

*James C. Pazareskis	Vice President

*Samuel Schwartz	Vice President

*Greg Seavey	Vice President

* Michael Cole	Assistant Treasurer

*Jonathan Zales	Senior Vice President

*Stephen Scanlon	Director, Executive Vice President and Head of Individual Retirement

*Prabha (“Mary”) Ng	Senior Vice President and Chief Information Security Officer

*Gregory C. Lashinsky	Assistant Vice President, Financial Operations Principal

*Michael Brudoley	Assistant Secretary

*Christine Medy	Assistant Secretary

* Principal Business Address: 1290 Avenue of the Americas NY, NY 10140

(c)

Name of Principal Underwriter	Net Underwriting Discounts	Compensation on Redemption	Brokerage Commission	Other Compensation
Equitable Advisors, LLC	N/A	$0	$0	$0
Equitable Distributors, LLC	N/A	$0	$0	$0

Item 32.	Location of Accounts and Records

This information is omitted as it is provided in Registrant’s most recent report on Form N-CEN.

Item 33.	Management Services

Not applicable.

Item 34.	Fee Representation

The Depositor represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor under the respective contracts.

The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 2nd day of September, 2022.

SEPARATE ACCOUNT 70 (Registrant)

Equitable Financial Life Insurance Company (Depositor)

By:	/s/ Shane Daly
Shane Daly
Vice President and Associate General Counsel

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson	Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Robin Raju	Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*William Eckert	Chief Accounting Officer

*DIRECTORS:

Francis Hondal	Kristi Matus	George Stansfield
Daniel G. Kaye	Mark Pearson	Charles G.T. Stonehill
Joan Lamm-Tennant	Bertram Scott

*By:	/s/ Shane Daly
Shane Daly
Attorney-in-Fact
September 2, 2022